Intangible assets	6 Months Ended
Jun. 30, 2023
Intangible assets and goodwill [abstract]
Intangible assets
3.5 Intangible assets

(CHF in millions)	Patents, licenses and other rights	Software	Goodwill	Total

Cost at January 1, 2022	52.8	21.4	1.8	76.0
Accumulated Depreciation at January 1, 2022	(10.9)	(7.6)	—	(18.5)
Net book amount at January 1, 2022	41.9	13.8	1.8	57.5

Six month period ended June 30, 2022
Opening net book amounts	41.9	13.8	1.8	57.5
Additions	0.2	3.4	—	3.6
Depreciation	(2.0)	(2.1)	—	(4.1)
Net book value at June 30, 2022	40.0	15.1	1.8	57.0

Cost at June 30, 2022	53.0	24.9	1.8	79.7
Accumulated Depreciation at June 30, 2022	(12.9)	(9.7)	—	(22.7)
Net book amount at June 30, 2022	40.0	15.1	1.8	57.0

Cost at January 1, 2023	69.2	25.9	1.8	96.9
Accumulated Depreciation at January 1, 2023	(15.0)	(11.6)	—	(26.6)
Net book amount at January 1, 2023	54.2	14.4	1.8	70.3

Six month period ended June 30, 2023
Opening net book amounts	54.2	14.4	1.8	70.3
Additions	0.1	1.9	—	2.0
Depreciation	(2.2)	(2.7)	—	(4.9)
Net book value at June 30, 2023	52.1	13.5	1.8	67.4

Cost at June 30, 2023	69.3	27.8	1.8	98.9
Accumulated Depreciation at June 30, 2023	(17.2)	(14.2)	—	(31.5)
Net book amount at June 30, 2023	52.1	13.5	1.8	67.4

As of June 30, 2023, patents, licenses and other rights include patents, domain names and license rights for trademarks.
As of June 30, 2023, software includes capitalized IT development costs not yet in use in the amount of CHF 0.4 million (December 31, 2022: CHF 0.3 million). In the six-month period ended June 30, 2023, costs recognized in general and administrative expenses within the income statement for innovation and development amount to CHF 4.8 million compared to CHF 3.6 million in the six-month period ended June 30, 2022.
Goodwill is allocated and monitored on segment level. Based on the annual impairment assessments performed, there was no need to recognize any impairment of goodwill in 2023 or 2022. None of the goodwill is expected to be deductible for tax purposes.